Note 10 - Derivative Instruments and Hedging Activities - Summary of NYMEX and ICE Natural Gas Futures and Swap Positions (Details) - MMBTU MMBTU in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Natural Gas Futures Purchased [Member] | Gas Marketing [Member]
Notional Amount, Energy Measure (Millions of British Thermal Unit)	76.3	103.3
Term Of Contract (Month)	54 months	51 months
Natural Gas Futures Purchased [Member] | Gas Utility [Member]
Notional Amount, Energy Measure (Millions of British Thermal Unit)	13.0	52.8
Term Of Contract (Month)	12 months	12 months
Natural Gas Futures Purchased [Member] | Spire Missouri [Member]
Notional Amount, Energy Measure (Millions of British Thermal Unit)	13.0	52.8
Term Of Contract (Month)	12 months	12 months
Natural Gas Options Purchased Net [Member] | Gas Marketing [Member]
Notional Amount, Energy Measure (Millions of British Thermal Unit)	3.7	7.1
Term Of Contract (Month)	12 months	15 months
Natural Gas Basis Swaps Purchased [Member] | Gas Marketing [Member]
Notional Amount, Energy Measure (Millions of British Thermal Unit)	61.7	101.7
Term Of Contract (Month)	39 months	27 months